Accounts Receivable, Net (Tables)	12 Months Ended
Apr. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consist of the following:

	April 30, 2025	April 30, 2026	April 30, 2026
	JPY	JPY	USD
Accounts receivable	9,139,641	8,863,082	56,575
Less: Allowance for expected credit loss	-	-	-
Accounts receivable, net	9,139,641	8,863,082	56,575